Investment Managers Series Trust II
235 West Galena Street
Milwaukee, Wisconsin 53212

July 6, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Vivaldi Multi-Strategy Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on June 27, 2017.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

/s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust II